Average Annual Total Returns	Prospectus #1 Parametric Emerging Markets Fund MSCI Emerging Markets Index One Year	Prospectus #1 Parametric Emerging Markets Fund MSCI Emerging Markets Index Five Years	Prospectus #1 Parametric Emerging Markets Fund MSCI Emerging Markets Index Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class A One Year	Prospectus #1 Parametric Emerging Markets Fund Class A Five Years	Prospectus #1 Parametric Emerging Markets Fund Class A Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class C One Year	Prospectus #1 Parametric Emerging Markets Fund Class C Five Years	Prospectus #1 Parametric Emerging Markets Fund Class C Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class I One Year	Prospectus #1 Parametric Emerging Markets Fund Class I Five Years	Prospectus #1 Parametric Emerging Markets Fund Class I Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 One Year	Prospectus #1 Parametric Emerging Markets Fund Class R6 Five Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 Inception Date	Prospectus #1 Parametric International Equity Fund MSCI EAFE Index One Year	Prospectus #1 Parametric International Equity Fund MSCI EAFE Index Five Years	Prospectus #1 Parametric International Equity Fund MSCI EAFE Index Ten Years	Prospectus #1 Parametric International Equity Fund Class A One Year	Prospectus #1 Parametric International Equity Fund Class A Five Years	Prospectus #1 Parametric International Equity Fund Class A Ten Years	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric International Equity Fund Class I One Year	Prospectus #1 Parametric International Equity Fund Class I Five Years	Prospectus #1 Parametric International Equity Fund Class I Ten Years	Prospectus #1 Parametric International Equity Fund Class R One Year	Prospectus #1 Parametric International Equity Fund Class R Five Years	Prospectus #1 Parametric International Equity Fund Class R Ten Years	Prospectus #1 Parametric International Equity Fund Class R Inception Date	Prospectus #1 Parametric International Equity Fund Class R6 One Year	Prospectus #1 Parametric International Equity Fund Class R6 Five Years	Prospectus #1 Parametric International Equity Fund Class R6 Ten Years	Prospectus #1 Parametric International Equity Fund Class R6 Inception Date	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Blended Index One Year		Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Blended Index Five Years		Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Blended Index Life of Fund		Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I Inception Date	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions and Sales Life of Fund
Total	9.83%	3.68%	2.66%	3.70%	2.02%	0.78%	3.19%	1.74%	0.56%	2.79%	1.84%	0.84%	7.70%	2.36%	0.72%	9.73%	3.37%	1.58%	9.82%	3.46%	1.65%	Jul. 01, 2014	18.24%	8.16%	4.28%	9.44%	5.80%	3.87%	9.07%	5.33%	3.36%	6.52%	4.78%	3.18%	15.80%	7.21%	4.68%	15.11%	6.66%	4.20%	Aug. 10, 2015	15.85%	7.24%	4.71%	Aug. 10, 2015	26.29%	15.68%	13.10%	11.82%	6.08%	5.04%	5.01%	1.88%	1.75%	15.48%	[1]	9.04%	[1]	7.67%	[1]	16.80%	8.82%	7.26%	Feb. 09, 2017	15.05%	8.01%	6.61%	10.51%	6.89%	5.70%

[1]	The Blended Index consists of 50% S&P 500® Index and 50% ICE BofAML 3-Month U.S. Treasury Bill Index, rebalanced monthly.